Segment Information - By Geographic Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Company's geographic operations
Net revenues	$ 1,030,936	$ 880,669	$ 768,241
Long-lived assets	243,522	56,587	76,740
China
Company's geographic operations
Net revenues	1,016,210	864,075	762,200
Long-lived assets	243,288	56,327	76,439
International
Company's geographic operations
Net revenues	14,726	16,594	6,041
Long-lived assets	$ 234	$ 260	$ 301